Financial Instruments and Financial Risk Management (Details) - Schedule of linkage of monetary items by currency ₪ in Thousands, kr in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 SEK (kr)	Dec. 31, 2021 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 SEK (kr)	Dec. 31, 2020 ILS (₪)
Assets:
Cash and cash equivalents	$ 7,285	kr 7,276	₪ 51	$ 296	kr 10,365	₪ 56
Short term bank deposits			70			68
Other receivables		328	18		151	16
Total asset	7,285	7,604	139	296	10,516	140
Liabilities:
Current maturities of long-term loans	220
Current maturities of lease liability			127			96
Accounts payable and accruals:
Trade		33	13		32	9
Other		97	231		99	191
Non-current liabilities
Lease liabilities, net of current maturities						123
Long-term loans, net of current maturities	882			1,062
Total liabilities	1,102	130	371	1,062	131	419
Net asset value	6,183	kr 7,474	₪ (232)	(766)	kr 10,385	₪ (279)
Other Currencies [Member]
Assets:
Cash and cash equivalents	9			17
Short term bank deposits
Other receivables	43			50
Total asset	52			67
Liabilities:
Current maturities of long-term loans
Current maturities of lease liability
Accounts payable and accruals:
Trade				2
Other	182			156
Non-current liabilities
Lease liabilities, net of current maturities
Long-term loans, net of current maturities	129			134
Total liabilities	311			292
Net asset value	$ (268)			$ (225)